Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net revenue	$ 437,855	$ 1,022,851	$ 2,123,364	$ 3,997,490	$ 4,796,474	$ 4,299,717
Cost of revenue	359,700	1,404,562	1,809,974	4,771,151	6,109,206	5,300,037
Gross margin (loss)	78,155	(381,711)	313,390	(773,661)	(1,312,732)	(1,000,320)
Operating expenses
Compensation	341,338	1,736,035	5,176,920	3,510,727	4,678,390	5,812,057
Research and development	543,161	234,965	721,088	686,131	951,414	983,528
Marketing	61,898	646,520	969,228	4,016,051	4,700,171	9,626,982
Stock based compensation	397,516	626,568	8,283,267	3,848,578	4,183,844	9,661,168
Impairment of goodwill					1,433,815	1,035,795
Impairment of intangible assets		249,586		257,117	2,043,011	688,127
General and administrative	657,055	2,101,434	3,509,952	7,887,262	9,727,735	4,560,743
Total operating expenses	2,000,968	5,595,108	18,660,445	20,205,866	27,718,380	32,368,400
Loss from operations	(1,922,813)	(5,976,819)	(18,347,065)	(20,979,527)	(29,031,112)	(33,368,720)
Other income (expenses)
Other income			12,000	99	99	396,223
Settlement of vendor liabilities	2,266		25,855	(2,867)	(265,717)	59,692
Interest expense	(473,457)	(673,694)	(632,808)	(707,950)	(821,051)	(372,106)
Accretion of debt discount and issuance cost	(486,359)	(1,884,679)	(4,346,584)	(2,531,687)	(4,668,039)	(3,612,669)
Derivative expense						(100,502)
Change in derivative liability	(38,391)		(51,535)	3,729	3,729	(1,096,287)
Impairment of investment				(50,000)	(50,000)	(589,461)
Loss on marketable securities		(11,415)		(11,646)	(11,742)
Gain (loss) on extinguishment of debt		(979,738)		(832,482)	(832,482)	1,025,655
Gain on forgiveness of debt						279,022
Other income (expenses), net	(995,941)	(3,549,526)	(4,993,072)	(4,132,804)	(6,645,203)	(4,010,433)
Loss before income tax provision	(2,918,754)	(9,526,345)	(23,340,137)	(25,112,331)	(35,676,315)	(37,379,153)
Income tax provision
Net loss	(2,918,754)	(9,526,345)	(23,340,137)	(25,112,331)	(35,676,315)	(37,379,153)
Non-controlling interest in net loss		299,903	64,640	1,285,661	3,383,044	86,251
Net Loss attributable to Creatd, Inc.	(2,918,754)	(9,226,442)	(23,275,497)	(23,826,670)	(32,293,271)	(37,292,902)
Deemed dividend	(8,497,035)	(221,829)	(21,062,599)	(303,557)	(4,216,528)	(410,750)
Net loss attributable to common shareholders	(11,415,789)	(9,448,271)	(44,338,096)	(24,130,227)	(36,509,799)	(37,703,652)
Comprehensive loss
Net loss	(2,918,754)	(9,526,345)	(23,340,137)	(25,112,331)	(35,676,315)	(37,379,153)
Currency translation gain (loss)	81,487	(36,110)	302,005	(65,719)	(61,911)	(41,038)
Comprehensive loss	$ (2,837,267)	$ (9,562,455)	$ (23,038,132)	$ (25,178,050)	$ (35,738,226)	$ (37,420,191)
Per-share data
Basic and diluted loss per share (in Dollars per share)	$ (0.09)	$ (0.45)	$ (0.48)	$ (1.23)	$ (1.66)	$ (2.98)
Weighted average number of common shares outstanding (in Shares)	120,254,881	21,030,188	91,861,080	19,669,411	22,035,260	12,652,470